CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Capital stock [Member]	Share-based payments [Member]	Accumulated other comprehensive gain (loss) [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2019	$ 128,776	$ 15,943	$ 9,120	$ (55,344)	$ 98,495
Beginning Balance (Shares) at Dec. 31, 2019					82,554,760
Shares issued for royalty and other property interests	535				$ 535
Shares issued for royalty and other property interests (shares)					155,271
Shares issued for exercise of stock options	2,156				$ 2,156
Shares issued for exercise of stock options (shares)					1,967,800
RSUs issued	0
Reclass of reserves for exercise of options	1,211	(1,211)
Share-based payments		2,784			$ 2,784
Reclass of AOCI on disposal of FVOCI investment			0		0
Foreign currency translation adjustment			(234)		(234)
Change in fair value of financial instruments			31		31
Loss for the year				(6,007)	(6,007)
Ending Balance at Dec. 31, 2020	132,678	17,516	8,917	(61,351)	$ 97,760
Ending Balance (Shares) at Dec. 31, 2020					84,677,831
Shares issued for royalty and other property interests	42,332				$ 42,332
Shares issued for royalty and other property interests (shares)					12,437,833
Shares issued for private placements	21,387	63			$ 21,450
Shares issued for private placements (Shares)					6,500,000
Shares issued in connection with Sprott credit facility	1,558				$ 1,558
Shares issued in connection with Sprott credit facility (Shares)					450,730
Share issue costs	(705)	75			$ (630)
Shares issued for exercise of stock options	1,407				$ 1,407
Shares issued for exercise of stock options (shares)					1,055,400
Shares issued for bonuses	13				$ 13
Shares issued for bonuses (Shares)					4,667
RSUs issued	$ 183	(183)			$ 183
RSUs issued (Shares)	232,750				232,750
Reclass of reserves for exercise of options	$ 803	(803)
Share-based payments		4,601			$ 4,601
Reclass of AOCI on disposal of FVOCI investment			847	(847)	(847)
Foreign currency translation adjustment			273		273
Change in fair value of financial instruments					0
Loss for the year				(29,749)	(29,749)
Ending Balance at Dec. 31, 2021	$ 199,656	$ 21,269	$ 10,037	$ (91,947)	$ 139,015
Ending Balance (Shares) at Dec. 31, 2021					105,359,211